INTANGIBLE FIXED ASSETS - Movement in fair value in crypto assets (Details) £ in Thousands	Dec. 31, 2022 GBP (£) item	Dec. 31, 2021 GBP (£)
INTANGIBLE FIXED ASSETS
Intangible assets	£ 1,744	£ 5,604
Digital Assets
INTANGIBLE FIXED ASSETS
Intangible assets	1,572
Token deals | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible assets	£ 771
Ethereum - ETH
INTANGIBLE FIXED ASSETS
Coins/tokens | item	518
Ethereum - ETH | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible assets	£ 519
Polkadot - DOT
INTANGIBLE FIXED ASSETS
Coins/tokens | item	32,964
Polkadot - DOT | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible assets	£ 118
Alternative coins | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible assets	£ 164